Intangiable assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	$ 2,409	$ 3,129	$ 2,942
Additions	350		189
Foreign exchange				$ 20	$ 134
Amortization	(881)		(856)
Closing net book value	1,898		2,409
Cost				4,789	4,566
Accumulated amortization				(2,891)	(2,157)
Net book value	1,898	$ 3,129	2,409	1,898	2,409	$ 2,942	$ 4,014
Exclusive license agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	205		18
Additions			189
Foreign exchange				2	5
Amortization	(21)		(7)
Closing net book value	186		205
Cost				231	231
Accumulated amortization				(45)	(26)
Net book value	186		205	186	205
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	67		102
Additions	350
Foreign exchange				4	4
Amortization	(59)		(39)
Closing net book value	362		67
Cost				421	198
Accumulated amortization				(59)	(131)
Net book value	362		67	362	67
Proprietary technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	1,785		2,358
Foreign exchange				12	104
Amortization	(669)		(677)
Closing net book value	1,128		1,785
Cost				3,456	3,456
Accumulated amortization				(2,328)	(1,671)
Net book value	1,128		1,785	1,128	1,785
Brand
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Opening net book value	352		464
Foreign exchange				2	21
Amortization	(132)		(133)
Closing net book value	222		352
Cost				681	681
Accumulated amortization				(459)	(329)
Net book value	$ 222		$ 352	$ 222	$ 352